The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 55.6%
	AGGREGATE BOND — 5.0%
54,408	Eaton Vance Total Return Bond ETF	$2,712,783
63,814	Vanguard Intermediate-Term Bond ETF	4,768,820
		7,481,603
	BROAD BASED — 0.5%
35,969	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	698,482
	BROAD MARKET — 5.8%
78,346	Schwab Fundamental U.S. Broad Market ETF	1,822,328
15,184	Vanguard U.S. Momentum Factor ETF	2,495,794
30,501	Vanguard U.S. Quality Factor ETF	4,297,286
		8,615,408
	CONSUMER STAPLES — 2.2%
33,227	Fidelity MSCI Consumer Staples Index ETF	1,642,410
7,760	Vanguard Consumer Staples ETF	1,640,309
		3,282,719
	CORPORATE — 10.7%
125,520	Franklin Senior Loan ETF	3,045,743
39,927	iShares High Yield Systematic Bond ETF	1,876,968
25,319	iShares Investment Grade Systematic Bond ETF	1,123,151
135,384	Principal Active High Yield ETF	2,596,665
127,466	SPDR Portfolio Short Term Corporate Bond ETF	3,806,135
104,374	VanEck IG Floating Rate ETF	2,656,318
9,365	Vanguard Intermediate-Term Corporate Bond ETF	751,729
		15,856,709
	EMERGING MARKETS — 1.7%
49,641	Schwab Fundamental Emerging Markets Equity ETF	1,442,071
32,027	SPDR S&P Emerging Markets Dividend ETF	1,129,753
		2,571,824
	GLOBAL — 1.2%
13,645	SPDR Global Dow ETF	1,801,549
	GOVERNMENT — 2.5%
26,033	iShares 10-20 Year Treasury Bond ETF	2,591,325
11,380	iShares 7-10 Year Treasury Bond ETF	1,052,081
		3,643,406
	INTERNATIONAL — 3.1%
36,242	Invesco S&P International Developed Momentum ETF	1,472,875
16,858	iShares Currency Hedged MSCI EAFE Small-Cap ETF	539,625
14,291	iShares International Dividend Growth ETF	971,216
19,999	Vanguard FTSE Developed Markets ETF	956,352

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
30,442	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$739,436
		4,679,504
	LARGE-CAP — 9.1%
42,652	Fidelity High Dividend ETF	2,130,041
5,496	Invesco QQQ Trust Series 1	2,809,720
81,367	Schwab Fundamental U.S. Large Co. ETF	1,926,770
99,475	Schwab U.S. Large-Cap Growth ETF	2,772,368
8,483	Vanguard Mega Cap ETF	1,803,995
12,652	Vanguard Value ETF	2,141,984
		13,584,878
	LONG TERM CORPORATE BOND — 2.7%
94,185	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	3,949,196
	MID-CAP — 6.0%
73,721	Fidelity Small-Mid Multifactor ETF	3,035,093
18,927	Invesco S&P Midcap 400 Revenue ETF	2,199,891
17,637	Invesco S&P MidCap Momentum ETF	2,178,699
17,003	VictoryShares U.S. Small Mid Cap Value Momentum ETF	1,431,879
		8,845,562
	PRECIOUS METALS — 1.5%
47,093	abrdn Physical Silver Shares ETF*	1,298,354
20,095	iShares Gold Trust*	994,904
		2,293,258
	SMALL-CAP — 3.2%
17,597	Invesco S&P SmallCap Momentum ETF	1,163,337
30,264	JPMorgan Small & Mid Cap Enhanced Equity ETF	1,830,064
19,942	SPDR S&P 600 Small Cap Growth ETF	1,801,760
		4,795,161
	THEMATIC — 0.4%
14,715	Global X U.S. Infrastructure Development ETF	594,633
	Total Exchange-Traded Funds
	(Cost $76,822,275)	82,693,892
	MUTUAL FUNDS — 42.4%
	AGGREGATE BOND — 4.9%
146,047	Allspring Core Plus Bond Fund - Class R6	1,619,661
320,331	Vanguard Core Bond Fund, Admiral Shares	5,669,859
		7,289,520
	AGGREGATE BOND SHORT — 2.6%
234,113	Columbia Short Term Bond Fund - Class Institutional 3	2,284,942

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND SHORT (Continued)
167,236	Victory Short-Term Bond Fund - Class R6	$1,518,505
		3,803,447
	BLEND BROAD MARKET — 2.9%
40,971	DFA U.S. Core Equity 1 Portfolio - Class Institutional	1,771,997
94,316	DFA U.S. Vector Equity Portfolio - Class Institutional	2,577,666
		4,349,663
	BLEND LARGE CAP — 2.8%
46,180	DFA U.S. Large Co. Portfolio - Class Institutional	1,800,556
26,770	Schwab S&P 500 Index Fund	2,416,488
		4,217,044
	BLEND MID CAP — 2.2%
89,473	Vanguard Strategic Equity Fund - Class Investor	3,233,541
	EMERGING MARKET STOCK — 0.7%
12,866	New World Fund, Inc. - Class F-3	990,909
	EMERGING MARKETS BOND — 6.4%
404,787	Nuveen Emerging Markets Debt Fund - Class R6	3,440,693
259,627	Vanguard Emerging Markets Bond Fund, Admiral Shares	6,036,316
		9,477,009
	FOREIGN AGGREGATE BOND — 4.0%
568,751	Dodge & Cox Global Bond Fund - Class I	5,977,574
	FOREIGN BLEND — 4.4%
89,861	DFA International Small Co. Portfolio - Class Institutional	1,743,310
141,909	Dimensional Global Equity Portfolio - Class Institutional	4,829,153
		6,572,463
	FOREIGN VALUE — 2.6%
40,961	American Beacon EAM International Small Cap Fund - Class R5	647,592
31,356	DFA International Small Cap Value Portfolio - Class Institutional	687,644
36,213	DFA International Value Portfolio - Class Institutional	745,625
130,620	Dodge & Cox Global Stock Fund - Class I	1,790,797
		3,871,658
	GENERAL CORPORATE BOND — 1.6%
243,025	T Rowe Price Institutional Floating Rate Fund - Class Institutional	2,306,304
	GROWTH BROAD MARKET — 2.5%
59,816	New Perspective Fund - Class R-6	3,717,535

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 2.0%
44,632	Nuveen Large Cap Growth Index Fund - Class R6	$2,988,991
	HIGH YIELD BOND — 1.7%
264,863	American High-Income Trust - Class F-3	2,585,058
	VALUE MID CAP — 1.1%
49,446	DFA U.S. Targeted Value Portfolio - Class Institutional	1,699,471
	Total Mutual Funds
	(Cost $58,955,336)	63,080,187
	MONEY MARKET FUNDS — 2.0%
1,542,979	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.42%[1]	1,542,979
1,344,529	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.31%[1]	1,344,529
	Money Market Funds
	(Cost $2,887,508)	2,887,508
	TOTAL INVESTMENTS — 100.0%
	(Cost $138,665,119)	148,661,587
	Liabilities in Excess of Other Assets — (0.0)%	(17,288)
	TOTAL NET ASSETS — 100.0%	$148,644,299

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2024.